Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of ordinary shares reflected in the balance sheets
	September 30, 2022	December 31, 2021
Gross proceeds	$143,750,000	$143,750,000
Less:
Proceeds allocated to Public Warrants	(3,090,625)	(3,090,625)
Class A ordinary shares issuance costs	(8,208,498)	(8,208,498)
Plus:
Accretion of carrying value to redemption value	11,299,123	11,299,123
Class A ordinary shares subject to possible redemption	143,750,000	143,750,000
Class A ordinary shares tendered for redemption	—	(96,694,490)
Accretion of shares tendered for redemption	66,570	—
Class A ordinary shares redeemed from the Trust Account	(96,761,060)	—
Accretion of shares subject to redemption	1,473,764	—
Class A ordinary shares subject to possible redemption	$48,529,274	$47,055,510

Gross proceeds	$143,750,000
Less:
Proceeds allocated to Public Warrants	(3,090,625)
Class A ordinary shares issuance costs	(8,208,498)
Plus:
Accretion of carrying value to redemption value	11,299,123
Class A ordinary shares subject to possible redemption, December 31, 2020	$143,750,000
Class A ordinary shares tendered for redemption	(96,694,490)
Class A ordinary shares subject to possible redemption, December 31, 2021	$47,055,510

Schedule of basic and diluted net income (loss) per ordinary share
	For the three months ended September 30, 2022		For the three months ended September 30, 2021		For the nine months ended September 30, 2022		For the nine months ended September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income (loss), as adjusted	$(200,039)	$(152,775)	$4,929,384	$1,232,346	$2,058,039	$1,493,105	$5,159,208	$1,289,802
Denominator:
Basic and diluted weighted average shares outstanding	4,705,551	3,593,750	14,375,000	3,593,750	4,953,486	3,593,750	14,375,000	3,593,750
Basic and diluted net income (loss) per ordinary share	$(0.04)	$(0.04)	$0.34	$0.34	$0.42	$0.42	$0.36	$0.36

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,840,373	$1,210,093	$(4,931,350)	$(2,694,191)

Denominator:
Basic and diluted weighted average shares outstanding	14,375,000	3,593,750	6,577,869	3,593,750

Basic and diluted net income (loss) per ordinary share	$0.34	$0.34	$(0.75)	$(0.75)